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               [Transamerica Life Insurance Company Letterhead]


March 16, 2001



VIA EDGAR

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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  PFL Endeavor Variable Annuity Account
     File No. 811-06032, CIK 0000859607
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), PFL Endeavor Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Endeavor Series Trust, Merrill Lynch Variable Series Funds, Inc., Janus Aspen Series - Service Shares, Transamerica Variable Insurance Fund, Inc., Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and WRL Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on February 28, 2001, Endeavor Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000847254); on February 27, 2001, Merrill Lynch Variable Series Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000355916); on February 21, 2001, Janus Aspen Series - Service Shares filed its annual report with the Commission via EDGAR (CIK: 0000906185); on March 6, 2001, Transamerica Variable Insurance Fund, Inc. filed its annual report with the Commission via EDGAR (CIK:
0001002786); on February 26, 2001, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494); on February 26, 2001, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); on February 26, 2001, Variable
Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384); and on February 26, 2001, WRL Series
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Securities and Exchange Commission
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March 16, 2001


Fund, Inc. filed its annual report with the Commission via EDGAR (CIK:
0000778207). To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company
(formerly PFL Life Insurance Company)

/s/ Frank A. Camp
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Frank A. Camp
Division General Counsel
Financial Markets Division